TOUCHSTONE STRATEGIC TRUST
Touchstone Growth Opportunities Fund (the “Fund”)
Supplement dated February 24, 2025 to the Prospectus, Summary Prospectus, and Statement of Additional Information each dated July 29, 2024
Change in Name, Sub-Adviser, Benchmark, Investment Strategy, and Reduction in Advisory Fee and Expenses of the Fund

At a meeting of the Board of Trustees (the “Board”) of Touchstone Strategic Trust (the “Trust”) held on February 13, 2025, Touchstone Advisors, Inc. (“Touchstone”) proposed, and the Board approved, the following changes to the Fund, which will take effect on or about May 9, 2025 (the “Effective Date”): a name change for the Fund to the Touchstone Dynamic Large Cap Growth Fund, the appointment of Los Angeles Capital Management LLC (“Los Angeles Capital”) as sub-adviser to the Fund, new primary and secondary benchmarks, and the changes to the Fund’s principal investment strategies as detailed herein (together, the “Updates”). Hal W. Reynolds, Ed Rackham, and Daniel Arche, each of Los Angeles Capital, will serve as the Fund’s portfolio managers beginning on the Effective Date. The Updates do not require shareholder approval.

On the Effective Date, all references to Westfield Capital Management Company, L.P. (“Westfield”), the Fund’s current sub-adviser, in the summary prospectus, prospectus, and Statement of Additional Information (“SAI”) will be deleted and replaced with Los Angeles Capital and all references to the Touchstone Growth Opportunities Fund will be deleted and replaced with Touchstone Dynamic Large Cap Growth Fund. Los Angeles Capital also serves as sub-adviser to the Touchstone Dynamic International ETF, a series of Touchstone ETF Trust. As the sub-adviser, Los Angeles Capital will make investment decisions for the Fund and will also ensure compliance with the Fund’s investment policies and guidelines. As of December 31, 2024, Los Angeles Capital managed approximately $30.9 billion in assets.

The following changes to the Fund’s principal investment strategies will be made in connection with the Updates, which will take effect on the Effective Date:
	Current:	New (upon Effective Date):
Principal Investment Strategies:	The Fund invests primarily in stocks of domestic growth companies that the sub-adviser, Westfield Capital Management	The Fund invests, under normal circumstances, at least 80% of its assets in common stocks of large capitalization growth U.S. listed

Current:	New (upon Effective Date):

Company, L.P. (“Westfield”),
believes have a demonstrated
record of achievement with
excellent prospects for earnings
growth over a one to three year
period. In choosing securities,
Westfield looks for companies that
it believes are reasonably priced
with high forecasted earnings
potential. The Fund may invest in
companies of any market capital-
ization.

companies. For purposes of this
non-fundamental policy, a large
capitalization growth company
will typically be a company that is
a constituent of the Russell 1000®
Growth Index at the time of
purchase. Constituent companies
of the Russell 1000® Growth Index
have a market capitalization
between approximately $[ ]
million and $[ ] trillion, as of [],
2025. The constituent companies
of the Russell 1000® Growth Index
will change with market
conditions. The Fund’s 80% policy
is a non-fundamental investment
policy that can be changed by the
Fund upon 60 days’ prior written
notice to shareholders.

Westfield expects to hold
investments in the Fund for an
average of 12 to 24 months.
However, changes in Westfield’s
outlook and market conditions
may significantly affect the
amount of time the Fund holds a
security. The Fund’s portfolio
turnover may vary greatly from
year to year and during a
particular year. As a result, the
Fund may engage in frequent and
active trading as part of its
principal investment strategy.

The Fund’s sub-adviser, Los
Angeles Capital Management LLC
(“Los Angeles Capital”), employs a
quantitative investment process
for security selection and risk
management. Los Angeles
Capital’s Dynamic Alpha Stock
Selection Model® (the Model) is a
proprietary quantitative model
used to build equity portfolios
that adapt to market conditions.
The Model considers a range of
valuation, earnings and
management characteristics to
identify current drivers of return.
Los Angeles capital believes that
investor attitudes towards key
investment risks change over the
course of a market cycle and are a
key determinant in explaining
security returns. Utilizing these
characteristics, Los Angeles
Capital seeks to construct a
risk-controlled, forward-looking
portfolio designed to adapt to
changing market conditions.

Current:	New (upon Effective Date):

The Fund generally will sell a
security if one or more of the
following occurs: Westfield’s
predetermined price target
objective is exceeded; there is an
alteration to the original
investment case; valuation relative
to the stock’s peer group is no
longer attractive; or better
risk/reward opportunities are
found in other stocks.

By including fundamental data
inputs for a universe of U.S. equity
securities and, through the use of
statistical tools, the Model
estimates expected returns based
on each security’s risk
characteristics and the expected
return to each characteristic in the
current market environment.
Return forecasts are developed
through a three-step process.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
First, the research process
measures each security’s exposure
to different risk factors through an
analysis of financial statements,
earnings forecasts, and statistical
properties of historic stock returns.

Second, the Model determines
the “risk premium” or price of each
risk factor through a rigorous
attribution and statistical analysis
of the returns related to each of
the risk factors over the recent
past.

Third, return forecasts are developed by combining each company’s exposure with the “risk premium” associated with each risk factor. Risk factors taken into account can change over time

Security weights are assigned
through an integrated
optimization process that is model
driven, which identifies the
portfolio with the highest
expected return for an acceptable
level of risk. The Fund’s portfolio is
rebalanced periodically using the
quantitative Model.

Los Angeles Capital seeks to generate incremental investment returns above the Fund’s benchmark, while attempting to

Current:	New (upon Effective Date):

control investment risk relative to
the benchmark. While Los Angeles
Capital does not set price targets
or valuation constraints, it will sell
a security if it no longer has the
desired risk characteristics, or if
there are concerns about a
particular company’s merits. As
economic conditions change and
investor risk preferences evolve,
Los Angeles Capital’s forecasts will
change accordingly.

The Fund will typically hold 80-120 securities. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.
The Fund’s current sub-adviser, Westfield, will continue to serve as sub-adviser until the Effective Date of the Updates. Upon the Effective Date of the Updates, the following principal risk will be added: Quantitative Strategy Risk. This risk factor will be set forth in an updated summary prospectus and prospectus for the Fund.
Benchmarks
The Fund's new primary benchmark will be the Russell 3000® Index and its new secondary benchmark will be the Russell 1000® Growth Index.
Reduction in Advisory Fee
Upon the Effective Date, the Fund will pay Touchstone an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million. Prior to the Effective Date, the Fund paid Touchstone an advisory fee at an annualized rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on assets over $1 billion. The Fund’s advisory fee is accrued daily and paid monthly based on the Fund’s average net assets during the month.
Reduction in Expense Limitation for the Fund’s Shares Classes
Additionally, upon the Effective Date, Touchstone has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund’s liquidity providers; other expenditures which are capitalized in accordance with U.S.

generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.99%, 1.71%, 0.66%, and 0.60% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through at least May 29, 2026. The Fund’s current contractual expense limitation is 1.24%, 1.99%, 0.99%, and 0.89% of average daily net assets for Classes A, C, Y, and Institutional Class shares, respectively.
There will be no other changes to the Fund, other than those described herein. Shareholders of the Fund will receive an updated Summary Prospectus and Information Statement at a future date providing more information about the changes detailed herein.
* * * * *
Please contact your financial adviser or Touchstone at 800.543.0407 if you have any questions.
P.O. Box 534467 Pittsburgh, PA 15253-4467
Ph: 800.543.0407 TouchstoneInvestments.com
Touchstone Mutual Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group
Please retain this Supplement for future reference.

TSF-4520-2502